Bank Premises and Equipment	12 Months Ended
Dec. 31, 2015
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5) Bank Premises and Equipment

A summary of premises and equipment at December 31, 2015 and 2014 follows:

(dollars in thousands)
	2015	2014
Land	$2,413	2,413
Buildings	33,050	32,760
Furniture, fixtures and equipment	48,819	47,443
Leasehold improvements	29,389	27,652
Total bank premises and equipment	113,670	110,268
Accumulated depreciation and amortization
	(76,026)	(71,703)
Total	$37,643	38,565

Depreciation and amortization expense approximated $4.6 million, $4.8 million, and $5.0 million for the years 2015, 2014, and 2013, respectively. Occupancy expense of the Bank’s premises included rental expense of $7.5 million in 2015, $7.3 million in 2014, and $7.2 million in 2013.